Premises and Equipment - Schedule of Future Minimum Rent Payments on Company's Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
2018		$ 1,857
2019	$ 1,625	1,625
2020	1,396	1,396
2021	1,312	1,312
2022	1,089	1,029
Thereafter	4,117	4,102
Total	$ 10,877	$ 11,321